CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 181,275	$ 197,919	$ 161,520
OTHER COMPREHENSIVE INCOME:
Change in net unrealized gains (loss) of marketable securities, net of tax	1,339	5,814	(6,174)
TOTAL COMPREHENSIVE INCOME	$ 182,614	$ 203,733	$ 155,346